Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Lightsynq Technologies Inc. 2024 Equity Incentive Plan
Amount Registered | shares	1,530,183
Proposed Maximum Offering Price per Unit	0.52
Maximum Aggregate Offering Price	$ 795,695.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 121.83
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Lightsynq Technologies Inc. 2024 Equity Incentive Plan (the “Lightsynq Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(2)
Pursuant to the Agreement and Plan of Reorganization dated as of May 6, 2025, by and among the Registrant, Lute Acquisition Sub, Inc., Lightsynq Technologies Inc. (“Lightsynq”) and certain other parties, the Registrant assumed certain outstanding options to purchase shares of common stock of Lightsynq under the Lightsynq Plan and such options became exercisable to purchase shares of the Registrant’s Common Stock, subject to appropriate adjustments to the number of shares and the exercise price of each such option.

(3)	Pursuant to Rule 457(h) under the Securities Act, on the basis of the weighted average exercise price of options outstanding under the Lightsynq Plan and assumed by the Registrant.